Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022
Measurement Input, Risk Free Interest Rate [Member] | Scenario 1 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		13.4
Measurement Input, Risk Free Interest Rate [Member] | Scenario 2 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		13.4
Measurement Input, Risk Free Interest Rate [Member] | Scenario 3 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		13.1
Measurement Input, Risk Free Interest Rate [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	4.09
Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member] | Scenario 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		13.4
Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member] | Scenario 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		13.4
Measurement Input, Risk Free Interest Rate [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		3.2
Measurement Input, Expected Term [Member] | Simple Agreement Ffor Future Equity [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:EquitySecuritiesFvNiExpectedTerm]		4 months 24 days
Measurement Input, Expected Term [Member] | Simple Agreement Ffor Future Equity [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:EquitySecuritiesFvNiExpectedTerm]		3 years
Measurement Input, Expected Term [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:EquitySecuritiesFvNiExpectedTerm]	2 years 7 months 28 days
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:EquitySecuritiesFvNiExpectedTerm]		6 months
Measurement Input, Expected Term [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:EquitySecuritiesFvNiExpectedTerm]		2 years
Measurement Input, Option Volatility [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	85.0
Measurement Input, Option Volatility [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		40.0
Measurement Input, Exercise Price [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:UnderlyingStockPrice-0]	$ 1.51
Measurement Input, Expected Dividend Rate [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.0
Measurement Input, Expected Dividend Rate [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		0.0
Measurement Input Probability [Member] | Scenario 1 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		20.0
Measurement Input Probability [Member] | Scenario 2 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		70.0
Measurement Input Probability [Member] | Scenario 3 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		10.0
Measurement Input Probability [Member] | Convertible Notes Payable [Member] | Scenario 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		0.0
Measurement Input Probability [Member] | Convertible Notes Payable [Member] | Scenario 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input		100.0